Cover page	Sep. 30, 2026
Cover page. [Abstract]
Written Communications	false
Entity Address, Address Line One	358 South Main Street
Entity Tax Identification Number	99-2588107
Entity Central Index Key	0000920148
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	LABCORP HOLDINGS INC.
City Area Code	336
Local Phone Number	229-1127
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	LH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-11353
Entity Address, City or Town	Burlington
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27215
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Type	8-K